Share-based Awards (Tables)	6 Months Ended
Jun. 30, 2012
Summary of Stock Option Activity
The following table summarizes option activity for the six months ended June 30, 2012:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2011	4,902,818	$21.87	$8.61

Granted	820,243	$21.91	$9.55
Exercised	(282,596)	$11.14	$4.86
Forfeited	(326,086)	$24.40	$9.47

Outstanding at June 30, 2012	5,114,379	$22.31	$8.92	4.88

Exercisable at June 30, 2012	2,682,192	$22.24	$8.77	3.40

Summary of Movement in Non-Vested Share Options
The following table summarizes the movement in non-vested share options for the six months ended June 30, 2012:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2011	2,534,310	$23.30	$9.11

Granted	820,243	$21.91	$9.55
Vested	(667,974)	$25.03	$9.37
Forfeited	(254,392)	$23.00	$9.08

Non vested outstanding at June 30, 2012	2,432,187	$22.39	$9.08

Weighted Average Fair Values and Assumptions Used
The weighted average fair value of options granted during the period ended June 30, 2012 and June 30, 2011 was calculated using the Black-Scholes option pricing model.  The weighted average fair values and assumptions used were as follows:

	Three Months Ended
	June 30,	June 30,
	2012	2011

Weighted average fair value	$9.72	$8.52
Assumptions:
Expected volatility	50%	45%
Dividend yield	0%	0%
Risk-free interest rate	0.84%	2.3%
Expected life	5 years	5 years

Summary of RSU Activity
The Company has awarded restricted Share Units (“RSU’s”) to certain key executives of the Group. The following table summarizes RSU activity for the six months ended June 30, 2012:

	RSU Outstanding Number of Shares	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2011*	365,000	$19.46

Granted	237,000	$20.79
Exercised	-	-
Forfeited	(50,000)	$22.11

Outstanding at June 30, 2012*	552,000	$19.98	2.37

Exercisable at June 30, 2012	-	-	-
* includes 100,000 RSU’s awarded to Mr. Peter Gray which will not vest.

Movement in Non-vested RSU's
The following table summarizes the movement in non-vested RSU’s during the six months ended June 30, 2012:

	Number of Units	Weighted Average Fair Value

Non vested outstanding at December 31, 2011*	365,000	$19.46

Granted	237,000	$20.79
Vested	-	-
Forfieted	(50,000)	$22.11

Non vested outstanding at June 30, 2012*	552,000	$19.79
* includes 100,000 RSU’s awarded to Mr. Peter Gray which will not vest.

Non-cash Stock Compensation Expense
Non-cash stock compensation expense for the six months ended June 30, 2012 has been allocated as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(In thousands)		(In thousands)
Direct costs	$1,544	$1,209	$2,883	$2,280
Selling, general and administrative	1,258	985	2,350	1,857
Restructuring and other non-recurring items (note 4)	620	-	620	-

	$3,422	$2,194	$5,853	$4,137